Related Parties (Tables)	3 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	March 31, 2020	December 31, 2019

Parent Company	48	73
Loan from Parent Company	378	500

Schedule of Related Party Transactions	Transactions with related parties:
	Three months ended March 31,
	2020	2019
Revenues	5	-
Cost of revenues	5	-